UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Treasury Only Money Market Fund Semi-Annual Report October 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/16	% of fund's investments 4/30/16	% of fund's investments 10/31/15
1 - 7	17.5	24.5	27.2
8 - 30	22.6	11.5	2.8
31 - 60	25.4	20.5	3.3
61 - 90	20.4	27.3	38.6
91 - 180	13.2	16.2	28.1
> 180	0.9	0.0	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2016
U.S. Treasury Debt	103.3%
Net Other Assets (Liabilities)	(3.3)*%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2016
U.S. Treasury Debt	97.9%
Net Other Assets (Liabilities)	2.1%

Current And Historical 7-Day Yields

	10/31/16	7/31/16	4/30/16	1/31/16	10/31/15
Fidelity® Treasury Only Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2016, the most recent period shown in the table, would have been -0.04%.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 103.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 103.3%
U.S. Treasury Bills
11/3/16 to 5/4/17	0.23 to 0.54%	$3,216,516	$3,214,402
U.S. Treasury Bonds
11/15/16	0.34 to 0.48	86,000	86,175
U.S. Treasury Notes
11/15/16 to 7/31/18	0.20 to 0.61 (b)	1,003,532	1,004,304
TOTAL U.S. TREASURY DEBT
(Cost $4,304,881)			4,304,881
TOTAL INVESTMENT PORTFOLIO - 103.3%
(Cost $4,304,881)			4,304,881
NET OTHER ASSETS (LIABILITIES) - (3.3)%			(138,867)
NET ASSETS - 100%			$4,166,014

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,304,881)		$4,304,881
Cash		768
Receivable for fund shares sold		6,184
Interest receivable		7,049
Receivable from investment adviser for expense reductions		4
Total assets		4,318,886
Liabilities
Payable for investments purchased	$149,802
Payable for fund shares redeemed	1,817
Distributions payable	2
Accrued management fee	1,249
Other affiliated payables	2
Total liabilities		152,872
Net Assets		$4,166,014
Net Assets consist of:
Paid in capital		$4,165,895
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		120
Net Assets, for 4,165,153 shares outstanding		$4,166,014
Net Asset Value, offering price and redemption price per share ($4,166,014 ÷ 4,165,153 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2016 (Unaudited)
Investment Income
Interest		$7,610
Expenses
Management fee	$9,027
Independent trustees' fees and expenses	10
Total expenses before reductions	9,037
Expense reductions	(1,643)	7,394
Net investment income (loss)		216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32
Total net realized gain (loss)		32
Net increase in net assets resulting from operations		$248

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$216	$461
Net realized gain (loss)	32	37
Net increase in net assets resulting from operations	248	498
Distributions to shareholders from net investment income	(217)	(460)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	613,696	1,449,649
Reinvestment of distributions	201	427
Cost of shares redeemed	(884,606)	(1,609,934)
Net increase (decrease) in net assets and shares resulting from share transactions	(270,709)	(159,858)
Total increase (decrease) in net assets	(270,678)	(159,820)
Net Assets
Beginning of period	4,436,692	4,596,512
End of period	$4,166,014	$4,436,692
Other Information
Distributions in excess of net investment income end of period	$(1)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Only Money Market Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.34%E	.16%	.05%	.06%	.10%	.05%
Expenses net of all reductions	.34%E	.16%	.04%	.06%	.10%	.05%
Net investment income (loss)	.01%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4,166	$4,437	$4,597	$5,055	$5,668	$6,044

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$4,304,881

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,643.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Actual	.34%	$1,000.00	$1,000.10	$1.71
Hypothetical-C		$1,000.00	$1,023.49	$1.73

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Treasury Only Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Fidelity Treasury Only Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2015. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Government Money Market Fund Capital Reserves Class Daily Money Class Fidelity® Government Money Market Fund Premium Class Semi-Annual Report October 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Government Money Market Fund or Premium Class of the fund or 1-877-208-0098 for Capital Reserves Class or Daily Money Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/16	% of fund's investments 4/30/16	% of fund's investments 10/31/15
1 - 7	28.7	27.3	41.4
8 - 30	19.2	23.4	17.3
31 - 60	20.5	17.2	12.9
61 - 90	14.1	17.1	12.9
91 - 180	15.7	14.5	15.2
> 180	1.8	0.5	0.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2016
U.S. Treasury Debt	23.2%
U.S. Government Agency Debt	51.1%
Repurchase Agreements	28.1%
Net Other Assets (Liabilities)*	(2.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2016
U.S. Treasury Debt	3.9%
U.S. Government Agency Debt	74.3%
Repurchase Agreements	21.7%
Net Other Assets (Liabilities)	0.1%

Current And Historical 7-Day Yields

	10/31/16	7/31/16	4/30/16	1/31/16	10/31/15
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%
Fidelity® Government Money Market Fund	0.06%	0.03%	0.02%	0.01%	0.01%
Premium Class	0.16%	0.13%	0.12%	0.04%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2016, the most recent period shown in the table, would have been -0.49% for Capital Reserves Class, -0.24% for Daily Money Class and 0.10% for Premium Class.

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 23.2%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 23.2%
U.S. Treasury Bills
11/10/16 to 5/4/17	0.30 to 0.54 (b)%	$13,675,740,000	$13,657,862,679
U.S. Treasury Notes
12/31/16 to 5/31/17	0.40 to 0.60	3,423,000,000	3,441,811,396
TOTAL U.S. TREASURY DEBT
(Cost $17,099,674,075)			17,099,674,075

U.S. Government Agency Debt - 51.1%
Federal Agencies - 51.1%
Fannie Mae
1/17/17 to 1/11/18	0.41 to 0.85 (c)	930,000,000	929,787,756
Federal Farm Credit Bank
12/15/16 to 5/24/17	0.53 to 0.59 (c)	443,785,000	443,965,129
Federal Home Loan Bank
11/1/16 to 3/7/18	0.29 to 0.82 (c)	34,381,640,000	34,375,085,769
Freddie Mac
11/3/16 to 1/12/18	0.41 to 0.84 (c)	1,960,570,000	1,960,094,226
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $37,708,932,880)			37,708,932,880

U.S. Government Agency Repurchase Agreement - 14.3%
	Maturity Amount	Value
In a joint trading account at:
0.31% dated 10/31/16 due 11/1/16 (Collateralized by U.S. Government Obligations) #	$49,718,424	$49,718,000
0.33% dated 10/31/16 due 11/1/16 (Collateralized by U.S. Government Obligations) #	6,598,032,286	6,597,971,000
With:
BNP Paribas, S.A. at 0.38%, dated 9/7/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $58,227,779, 0.00% - 7.50%, 4/03/17 - 4/01/46)	57,036,702	57,000,000
Citibank NA at:
0.31%, dated 10/25/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $57,426,352, 0.00% - 8.60%, 4/20/17 - 4/01/46)	56,003,376	56,000,000
0.32%, dated 10/25/16 due 11/1/16 (Collateralized by U.S. Government Obligations valued at $343,761,388, 2.50% - 10.00%, 12/15/16 - 10/20/46)	337,020,969	337,000,000
Deutsche Bank Securities, Inc. at 0.37%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $171,361,803, 0.75% - 1.63%, 7/31/18 - 4/30/23)	168,001,727	168,000,000
ING Financial Markets LLC at:
0.39%, dated 10/3/16 due 12/9/16 (Collateralized by U.S. Government Obligations valued at $33,672,496, 1.63% - 6.00%, 11/10/16 - 2/20/40)	33,023,953	33,000,000
0.4%, dated 8/26/16 due 11/1/16 (Collateralized by U.S. Government Obligations valued at $56,143,581, 2.00% - 3.00%, 1/20/35 - 5/20/45)	55,040,944	55,000,000
0.41%, dated 9/7/16 due 12/5/16 (Collateralized by U.S. Government Obligations valued at $115,333,919, 3.50%, 6/01/42 - 8/01/45)	113,115,825	113,000,000
0.43%, dated:
10/18/16 due 12/5/16:
(Collateralized by U.S. Government Obligations valued at $91,815,089, 3.50% - 5.00%, 8/01/26 - 12/01/42)	90,097,825	90,000,000
(Collateralized by U.S. Government Obligations valued at $114,259,022, 3.50%, 8/01/42 - 12/01/42)	112,123,076	112,000,000
10/19/16 due 12/5/16 (Collateralized by U.S. Government Obligations valued at $137,720,416, 3.00% - 5.50%, 10/01/29 - 8/01/44)	135,148,350	135,000,000
10/20/16 due 12/5/16 (Collateralized by U.S. Government Obligations valued at $129,560,433, 3.00% - 4.50%, 9/01/29 - 8/01/42)	127,139,559	127,000,000
0.44%, dated:
10/25/16 due 12/5/16 (Collateralized by U.S. Government Obligations valued at $114,250,523, 3.50% - 4.00%, 8/01/26 - 8/01/42)	112,123,200	112,000,000
10/28/16 due 12/5/16 (Collateralized by U.S. Government Obligations valued at $137,707,354, 2.50% - 7.00%, 8/01/26 - 12/01/45)	135,148,500	135,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.37%, dated 10/17/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $343,792,993, 2.09% - 4.00%, 10/01/31 - 10/01/46)	337,204,353	337,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.39%, dated:
10/4/16 due 12/6/16 (Collateralized by U.S. Government Obligations valued at $67,340,421, 2.00% - 5.75%, 5/01/26 - 10/20/46)	66,045,045	66,000,000
10/5/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $90,806,554, 2.11% - 5.94%, 1/01/19 - 10/20/46)	89,060,743	89,000,000
10/7/16 due 12/8/16 (Collateralized by U.S. Government Obligations valued at $102,027,625, 2.11% - 5.00%, 7/01/24 - 9/01/46)	100,067,167	100,000,000
10/17/16 due:
12/14/16 (Collateralized by U.S. Government Obligations valued at $91,814,918, 1.92% - 5.00%, 11/01/23 - 11/01/46)	90,056,550	90,000,000
12/15/16(Collateralized by U.S. Government Obligations valued at $57,129,282, 1.92% - 4.50%, 11/01/23 - 10/01/46)	56,035,793	56,000,000
10/19/16 due:
12/21/16 (Collateralized by U.S. Government Obligations valued at $91,812,929, 2.00% - 6.00%, 5/01/20 - 8/01/46)	90,061,425	90,000,000
12/22/16(Collateralized by U.S. Government Obligations valued at $126,497,813, 2.00% - 5.96%, 1/01/19 - 2/20/66)	124,085,973	124,000,000
0.44%, dated:
9/20/16 due 12/19/16 (Collateralized by U.S. Government Obligations valued at $59,190,369, 2.34% - 5.00%, 4/01/24 - 10/01/46)	58,063,800	58,000,000
10/25/16 due 1/23/17 (Collateralized by U.S. Government Obligations valued at $91,807,854, 2.02% - 4.50%, 11/01/23 - 11/01/46)	90,099,000	90,000,000
Mizuho Securities U.S.A., Inc. at 0.5%, dated 8/8/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $113,353,663, 3.50% - 5.50%, 7/01/30 - 9/20/46)	111,140,292	111,000,000
RBC Capital Markets Corp. at:
0.36%, dated:
9/6/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $91,873,978, 1.50% - 4.87%, 4/01/27 - 10/25/46)	90,056,700	90,000,000
10/3/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $113,254,341, 1.88% - 4.00%, 4/01/27 - 10/25/46)	111,065,490	111,000,000
0.37%, dated:
9/13/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $69,565,501, 3.00% - 4.00%, 12/15/38 - 10/20/46)	68,040,536	68,000,000
9/15/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $58,168,085, 1.88% - 6.00%, 4/01/27 - 11/01/46)	57,035,150	57,000,000
9/16/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $93,890,714, 2.00% - 5.00%, 11/15/26 - 11/01/46)	92,056,733	92,000,000
9/19/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $59,187,617, 1.88% - 4.87%, 11/01/25 - 11/01/46)	58,035,767	58,000,000
9/20/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $63,300,296, 2.38% - 6.00%, 6/01/28 - 10/20/46)	62,039,508	62,000,000
Wells Fargo Securities, LLC at:
0.32%, dated 10/25/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $344,699,980, 0.00% - 11.00%, 11/15/16 - 8/01/46)	337,020,969	337,000,000
0.36%, dated 10/27/16 due 11/3/16 (Collateralized by U.S. Government Obligations valued at $57,122,856, 4.00% - 6.00%, 3/15/40 - 4/15/46)	56,003,920	56,000,000
0.41%, dated 9/9/16 due 11/8/16 (Collateralized by U.S. Government Obligations valued at $45,928,488, 0.00% - 2.30%, 1/15/17 - 7/11/25)	45,030,750	45,000,000
0.42%, dated 9/7/16 due 12/6/16 (Collateralized by U.S. Government Obligations valued at $231,688,572, 2.50% - 8.50%, 2/15/18 - 12/15/45)	227,238,350	227,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $10,591,689,000)		10,591,689,000

U.S. Treasury Repurchase Agreement - 13.8%
With:
Barclays Capital, Inc. at:
0.33%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $173,451,728, 0.00% - 8.88%, 2/23/17 - 11/15/45)	170,001,558	170,000,000
0.4%, dated 10/31/16 due 11/1/16:
(Collateralized by U.S. Treasury Obligations valued at $271,766,594, 1.50% - 2.00%, 8/31/18 - 10/31/21)	266,002,956	266,000,000
(Collateralized by U.S. Treasury Obligations valued at $49,055,142, 1.00%, 8/15/18)	48,000,533	48,000,000
BMO Harris Bank NA at 0.4%, dated:
11/1/16 due 11/7/16(d)	102,088,400	102,000,000
11/1/16 due 11/7/16(d)	51,047,033	51,000,000
BNP Paribas, S.A. at:
0.36%, dated:
8/15/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $173,871,269, 0.00% - 6.75%, 12/29/16 - 2/15/46)	170,154,700	170,000,000
9/22/16 due 11/21/16 (Collateralized by U.S. Treasury Obligations valued at $212,685,442, 0.00% - 8.88%, 12/08/16 - 11/15/44)	207,124,200	207,000,000
10/12/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $514,617,010, 0.75% - 8.88%, 8/15/17 - 2/15/46)	502,321,280	502,000,000
0.37%, dated:
8/26/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $410,005,195, 0.00% - 3.75%, 12/08/16 - 11/15/44)	399,356,773	399,000,000
8/29/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $615,352,142, 0.63% - 8.13%, 11/15/16 - 2/15/46)	599,523,293	599,000,000
9/7/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $210,139,017, 0.00% - 8.88%, 12/08/16 - 8/15/44)	204,127,897	204,000,000
0.4%, dated 9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $517,041,394, 1.63% - 8.88%, 10/31/17 - 8/15/44)	505,505,000	505,000,000
Commerz Markets LLC at 0.44%, dated 10/31/16 due 11/1/16:
(Collateralized by U.S. Treasury Obligations valued at $969,002,132, 1.25% - 7.63%, 12/15/18 - 8/15/25)	950,011,611	950,000,000
(Collateralized by U.S. Treasury Obligations valued at $532,441,654, 2.25%, 11/15/24)	522,006,380	522,000,000
Deutsche Bank Securities, Inc. at 0.36%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $304,983,097, 1.13% - 2.00%, 7/31/21 - 11/30/22)	299,002,990	299,000,000
Federal Reserve Bank of New York at 0.25%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $2,026,014,099, 2.63% - 2.75%, 11/15/20 - 2/15/24)	2,026,014,069	2,026,000,000
J.P. Morgan Securities, LLC at 0.32%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $84,794,180, 0.75% - 2.75%, 7/15/19 - 11/15/42)	83,000,738	83,000,000
Mizuho Securities U.S.A., Inc. at 0.36%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $409,356,776, 1.38% - 1.63%, 9/30/18 - 11/30/20)	399,003,990	399,000,000
Mufg Securities Emea PLC (GOV REPO) at:
0.34%, dated 11/2/16 due 11/7/16(d)	101,006,677	101,000,000
0.35%, dated:
10/24/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $83,531,551, 2.00% - 2.25%, 7/31/21 - 5/15/25)	81,016,538	81,000,000
10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $75,348,247, 1.13% - 1.63%, 2/28/21 - 5/15/26)	73,597,716	73,597,000
0.37%, dated 11/4/16 due 11/7/16(d)	61,008,150	61,000,000
0.4%, dated 10/26/16 due 11/2/16 (Collateralized by U.S. Treasury Obligations valued at $103,881,049, 1.25% - 2.50%, 3/31/21 - 2/15/46)	101,007,856	101,000,000
Nomura Securities International, Inc. at:
0.34%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $382,257,749, 2.38%, 8/15/24)	371,003,504	371,000,000
0.35%, dated 10/25/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $1,128,989,981, 2.63%, 8/15/20)	1,101,074,929	1,101,000,000
RBC Capital Markets Corp. at:
0.34%, dated:
9/6/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $71,603,355, 0.00% - 8.13%, 1/31/17 - 2/15/45)	70,040,989	70,000,000
9/28/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $103,303,731, 0.00% - 8.00%, 11/03/16 - 5/15/46)	101,059,141	101,000,000
0.43%, dated 10/21/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $81,620,742, 0.00% - 8.00%, 11/17/16 - 11/15/44)	80,086,000	80,000,000
RBS Securities, Inc. at 0.32%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $107,100,100, 0.50% - 3.63%, 2/28/17 - 8/31/23)	105,000,933	105,000,000
Royal Bank of Canada at:
0.31%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $71,412,314, 2.25%, 8/15/46)	69,000,594	69,000,000
0.32%, dated 10/31/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $95,880,884, 1.00% - 1.63%, 10/15/19 - 6/30/21)	94,005,849	94,000,000
Societe Generale at:
0.35%, dated 10/20/16 due 11/18/16 (Collateralized by U.S. Treasury Obligations valued at $104,546,530, 0.50% - 7.63%, 11/30/16 - 5/15/45)	102,028,758	102,000,000
0.38%, dated 10/19/16 due 11/7/16 (Collateralized by U.S. Treasury Obligations valued at $40,873,936, 1.38% - 7.63%, 8/31/18 - 8/15/44)	40,023,644	40,000,000
Wells Fargo Securities, LLC at 0.41%, dated:
9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $66,345,323, 0.00% - 1.00%, 11/03/16 - 10/15/19)	65,066,625	65,000,000
9/7/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $93,898,801, 1.00%, 10/15/19)	92,094,300	92,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $10,209,597,000)		10,209,597,000
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $75,609,892,955)		75,609,892,955
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(1,759,962,885)
NET ASSETS - 100%		$73,849,930,070

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $396,931,344 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $397,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$49,718,000 due 11/01/16 at 0.31%
Credit Suisse Securities (USA) LLC	$10,411,728
HSBC Securities (USA), Inc.	24,571,677
ING Financial Markets LLC	2,082,346
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,550,976
Royal Bank of Canada	6,101,273
$49,718,000
$6,597,971,000 due 11/01/16 at 0.33%
BNP Paribas, S.A.	581,980,652
BNY Mellon Capital Markets LLC	83,858,884
Bank of America NA	851,670,821
Credit Agricole CIB New York Branch	661,143,438
Credit Suisse Securities (USA) LLC	433,382,710
J.P. Morgan Securities, Inc.	670,871,068
Merrill Lynch, Pierce, Fenner & Smith, Inc.	134,174,214
Mizuho Securities USA, Inc.	380,048,460
Royal Bank of Canada	165,323,764
Societe Generale	55,011,428
Wells Fargo Bank, NA	192,875,432
Wells Fargo Securities LLC	2,387,630,129
$6,597,971,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $20,801,286,000) — See accompanying schedule: Unaffiliated issuers (cost $75,609,892,955)		$75,609,892,955
Cash		278,916
Receivable for fund shares sold		1,071,039,066
Interest receivable		44,150,185
Prepaid expenses		145,805
Receivable from investment adviser for expense reductions		149,871
Other receivables		361,458
Total assets		76,726,018,256
Liabilities
Payable for investments purchased	$1,642,481,524
Payable for fund shares redeemed	807,484,155
Distributions payable	377,416
Accrued management fee	15,186,639
Distribution and service plan fees payable	325,255
Payable for reverse repurchase agreement	397,000,000
Other affiliated payables	10,400,457
Other payables and accrued expenses	2,832,740
Total liabilities		2,876,088,186
Net Assets		$73,849,930,070
Net Assets consist of:
Paid in capital		$73,850,060,221
Distributions in excess of net investment income		(294,848)
Accumulated undistributed net realized gain (loss) on investments		164,697
Net Assets		$73,849,930,070
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($10,746,415,504 ÷ 10,743,369,742 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($8,472,339,597 ÷ 8,470,386,783 shares)		$1.00
Fidelity Government Money Market Fund:
Net Asset Value, offering price and redemption price per share ($52,272,860,470 ÷ 52,273,008,256 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($2,358,314,499 ÷ 2,357,810,009 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2016 (Unaudited)
Investment Income
Interest		$146,479,463
Expenses
Management fee	$78,192,066
Transfer agent fees	51,127,526
Distribution and service plan fees	37,094,565
Accounting fees and expenses	1,073,932
Custodian fees and expenses	173,714
Independent trustees' fees and expenses	130,726
Registration fees	5,530,906
Audit	20,339
Legal	86,096
Interest	33,503
Miscellaneous	113,459
Total expenses before reductions	173,576,832
Expense reductions	(39,199,308)	134,377,524
Net investment income (loss)		12,101,939
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		84,461
Total net realized gain (loss)		84,461
Net increase in net assets resulting from operations		$12,186,400

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,101,939	$3,868,017
Net realized gain (loss)	84,461	141,074
Net increase in net assets resulting from operations	12,186,400	4,009,091
Distributions to shareholders from net investment income	(12,100,310)	(3,864,462)
Share transactions - net increase (decrease)	20,638,580,223	36,724,938,290
Total increase (decrease) in net assets	20,638,666,313	36,725,082,919
Net Assets
Beginning of period	53,211,263,757	16,486,180,838
End of period	$73,849,930,070	$53,211,263,757
Other Information
Distributions in excess of net investment income end of period	$(294,848)	$(296,477)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–	–
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operationsB	–	–	–
Distributions from net investment incomeB	–	–	–
Total distributionsB	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.01%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.97%F	.99%	.99%F
Expenses net of fee waivers, if any	.45%F	.32%	.13%F
Expenses net of all reductions	.45%F	.32%	.13%F
Net investment income (loss)	.01%F	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$10,746,416	$10,396,942	$15,827

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund Daily Money Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–	–
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operationsB	–	–	–
Distributions from net investment incomeB	–	–	–
Total distributionsB	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.01%	.01%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.72%F	.74%	.74%F
Expenses net of fee waivers, if any	.45%F	.32%	.13%F
Expenses net of all reductions	.45%F	.32%	.13%F
Net investment income (loss)	.01%F	.01%	.01%F
Supplemental Data
Net assets, end of period (000 omitted)	$8,472,340	$8,838,747	$8,449

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.02%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.26%	.11%	.11%	.19%	.16%
Expenses net of all reductions	.42%E	.26%	.11%	.11%	.19%	.16%
Net investment income (loss)	.04%E	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$52,272,860	$31,943,681	$16,461,419	$15,286,372	$10,919,067	$2,826,285

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Money Market Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	.001	–	–
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operationsB	.001	–	–
Distributions from net investment incomeB	(.001)	–	–
Total distributionsB	(.001)	–	–
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.07%	.03%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.37%F	.38%	.37%F
Expenses net of fee waivers, if any	.32%F	.29%	.14%F
Expenses net of all reductions	.32%F	.29%	.14%F
Net investment income (loss)	.14%F	.07%	.02%F
Supplemental Data
Net assets, end of period (000 omitted)	$2,358,314	$2,031,894	$486

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016

1. Organization.

Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Fidelity Government Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$75,609,892,955

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $141,522,876 and the weighted average interest rate was .10% with payments included in the Statement of Operations as a component of interest expense.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Capital Reserves Class	.25%	.25%	$26,563,552	$408,618
Daily Money Class	-%	.25%	10,531,013	257,393
			$37,094,565	$666,011

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Capital Reserves Class	$10,625,420.20
Daily Money Class	8,424,810.20
Fidelity Government Money Market Fund	30,935,984.15
Premium Class	1,141,312.10
	$51,127,526

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,540.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2019. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Capital Reserves Class	.95%	$819,864
Daily Money Class	.70%	734,472
Premium Class	.32%	575,305
		$2,129,641

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity Government Money Market Fund
Capital Reserves Class	$26,592,694
Daily Money Class	10,476,973

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2016	Year ended April 30, 2016
From net investment income
Capital Reserves Class	$534,166	$520,660
Daily Money Class	423,900	459,794
Fidelity Government Money Market Fund	9,487,753	2,367,943
Premium Class	1,654,491	516,065
Total	$12,100,310	$3,864,462

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended October 31, 2016	Year ended April 30, 2016
Capital Reserves Class
Shares sold	17,481,658,650	21,608,185,480
Issued in exchange for the shares of Government Fund	–	44,192,928
Issued in exchange for the shares of Prime Fund	–	8,541,101,140
Reinvestment of distributions	354,964	346,460
Shares redeemed	(17,132,623,103)	(19,815,673,327)
Net increase (decrease)	349,390,511	10,378,152,681
Daily Money Class
Shares sold	12,712,566,950	16,471,332,640
Issued in exchange for the shares of Government Fund	–	4,146,094
Issued in exchange for the shares of Prime Fund	–	7,040,299,398
Reinvestment of distributions	299,839	374,414
Shares redeemed	(13,079,247,291)	(14,687,834,474)
Net increase (decrease)	(366,380,502)	8,828,318,072
Fidelity Government Money Market Fund
Shares sold	84,566,748,857	74,245,857,581
Reinvestment of distributions	8,455,192	2,163,486
Shares redeemed	(64,245,970,956)	(58,760,409,566)
Net increase (decrease)	20,329,233,093	15,487,611,501
Premium Class
Shares sold	1,207,345,057	445,022,187
Issued in exchange for the shares of U.S. Government Reserves Fund		1,923,700,720
Reinvestment of distributions	1,621,627	516,065
Shares redeemed	(882,629,563)	(338,252,085)
Net increase (decrease)	326,337,121	2,030,986,887

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Prior Fiscal Year Merger Information.

On May 15, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Government Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of the corresponding classes of shares of the Fund for each class of Government Fund at a net asset value of $1.00 on the acquisition date. The reorganization provides shareholders of Government Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Government Fund's net assets of $48,338,877, including securities of $48,366,096 were combined with the Fund's net assets of $16,623,004,431 for total net assets after the acquisition of $16,671,343,308.

On November 13, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Prime Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of the corresponding classes of shares of the Fund for each class of Prime Fund at a net asset value of $1.00 on the acquisition date. The reorganization provides shareholders of Prime Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Prime Fund's net assets of $15,585,833,694 including securities of $15,609,871,528 were combined with the Fund's net assets of $22,216,226,740 for total net assets after the acquisition of $37,802,060,434.

On November 20, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity U.S. Government Reserves Fund pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of Premium class of the Fund for corresponding shares then outstanding of Fidelity U.S. Government Reserves at a net asset value of $1.00 on the acquisition date. The reorganization provides shareholders of Fidelity U.S. Government Reserves Fund access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Fidelity U.S. Government Reserve Fund's net assets of $1,924,136,849, including securities of $1,924,056,405 were combined with the Fund's net assets of $39,668,226,088 for total net assets after the acquisition of $41,592,362,937.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2016, as though the acquisitions had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net Investment income (loss)	$4,844,476
Total net realized gain (loss)	197,853
Total change in net unrealized appreciation (depreciation)	–
Net increase (decrease) in net assets resulting from operations	$5,042,329

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since May 15, 2015, November 13, 2015 and November 20, 2015.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Capital Reserves Class	.45%
Actual		$1,000.00	$1,000.10	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Daily Money Class	.45%
Actual		$1,000.00	$1,000.10	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Fidelity Government Money Market Fund	.42%
Actual		$1,000.00	$1,000.20	$2.12
Hypothetical-C		$1,000.00	$1,023.09	$2.14
Premium Class	.32%
Actual		$1,000.00	$1,000.70	$1.61
Hypothetical-C		$1,000.00	$1,023.59	$1.63

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Government Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee rate from 0.42% to 0.25% and changed the fee structure from an all-inclusive fee to a fee that covers only management expenses. The Board considered that the chart reflects the fund's lower management fee rate and new fee structure for 2014 and 2015, as if the new contract were in effect for the entire year. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for periods prior to 2015, the fund is compared on the basis of a hypothetical "net management fee." For periods prior to 2014, the hypothetical "net management fee" is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. For 2014, the hypothetical "net management fee" is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees) paid by FMR under the contractual expense cap arrangements discussed below.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of the fund ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class. The Board considered that the total expense ratio for the retail class for 2014 and 2015 reflects the new contractual arrangements, as if the contractual arrangements were in effect for the entire year. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield. The total expense ratio of each class of the fund ranked above the median for 2015, as the retail class's total expense ratio did for 2014, 2013, and 2012, because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. Excluding fee waivers, each of Premium Class and the retail class of the fund was below the median, and each of Daily Money Class and Capital Reserves Class was above the median due to 12b-1 fees. Daily Money and Capital Reserves are primarily used as core or sweep vehicles by intermediaries who determine which class is appropriate for their clients, which is the reason for classes with different 12b-1 fees.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Capital Reserves Class, Daily Money Class, and Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.95%, 0.70%, and 0.32% through June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although all classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

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SPU-SANN-1216
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Fidelity® Money Market Fund Fidelity® Money Market Fund Premium Class Fidelity® Money Market Fund Premium Class Semi-Annual Report October 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 10/31/16	% of fund's investments 4/30/16	% of fund's investments 10/31/15
1 - 7	41.5	39.2	40.2
8 - 30	24.6	13.5	31.5
31 - 60	13.2	22.6	12.7
61 - 90	11.2	11.3	7.7
91 - 180	9.5	12.4	7.9
>180	0.0	1.0	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of October 31, 2016
Interfund Loans	0.1%
Certificates of Deposit	40.9%
Commercial Paper	24.6%
Variable Rate Demand Notes (VRDNs)	7.7%
U.S. Treasury Debt	3.5%
Other Instruments	1.7%
Tender Option Bond	0.2%
Repurchase Agreements	22.0%
Net Other Assets (Liabilities)*	(0.7)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of April 30, 2016
Certificates of Deposit	46.1%
Commercial Paper	31.2%
Variable Rate Demand Notes (VRDNs)	3.6%
U.S. Treasury Debt	1.8%
Non-Negotiable Time Deposit	5.8%
Other Instruments	0.3%
Repurchase Agreements	12.1%
Net Other Assets (Liabilities)*	(0.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	10/31/16	7/31/16	4/30/16	1/31/16	10/31/15
Fidelity® Money Market Fund	0.52%	0.33%	0.27%	0.20%	0.01%
Premium Class	0.64%	0.45%	0.39%	0.32%	0.06%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2016, the most recent period shown in the table, would have been 0.58% for Premium Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 40.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.9%
State Street Bank & Trust Co.
11/10/16 to 12/5/16	0.88(b)%	$133,000	$133,000
11/28/16	0.91	16,000	16,000
Wells Fargo Bank NA
11/1/16 to 5/19/17	0.87 to 1.07 (b)	222,000	222,000
			371,000
London Branch, Eurodollar, Foreign Banks - 1.7%
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/11/17 to 1/30/17	1.00 to 1.10	106,000	106,000
New York Branch, Yankee Dollar, Foreign Banks - 33.3%
Bank of Montreal Chicago
11/10/16 to 2/1/17	0.88 to 1.08 (b)	264,000	264,000
Bank of Nova Scotia
11/21/16 to 3/24/17	0.93 to 1.15 (b)	172,000	172,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/21/17	1.03	61,000	61,000
Bayerische Landesbank
11/30/16	0.85	61,000	61,000
BNP Paribas New York Branch
12/23/16	1.01	75,000	75,000
Canadian Imperial Bank of Commerce
12/12/16 to 1/23/17	0.92 to 0.97 (b)	272,000	271,995
Credit Agricole CIB
2/17/17	0.98	61,000	61,000
Credit Suisse
11/21/16	1.20 (b)	30,000	30,001
KBC Bank NV
1/25/17	0.95	56,000	56,000
Mitsubishi UFJ Trust & Banking Corp.
11/10/16	0.95	60,000	60,000
Royal Bank of Canada
1/23/17 to 4/18/17	1.07 to 1.13 (b)	247,500	247,500
Sumitomo Mitsui Banking Corp.
1/11/17 to 1/20/17	0.95 to 1.00	179,000	179,000
Svenska Handelsbanken AB
1/6/17 to 2/17/17	0.91 to 1.11 (b)	82,000	82,013
Toronto-Dominion Bank
11/8/16 to 12/1/16	0.86 to 0.89	84,900	84,901
Toronto-Dominion Bank New York Branch
2/1/17 to 3/23/17	0.98 to 1.15 (b)	125,000	125,000
UBS AG
11/7/16 to 3/13/17	0.88 to 1.16 (b)	243,000	243,000
			2,073,410
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,550,410)			2,550,410

Financial Company Commercial Paper - 14.4%
ABN AMRO Funding U.S.A. LLC
2/22/17	1.02	35,000	34,888
Bank of Nova Scotia
12/5/16 to 2/15/17	0.94 to 1.12 (b)	117,000	117,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
11/14/16 to 11/28/16	0.90	64,000	63,967
BNP Paribas Fortis
12/1/16 to 2/13/17	0.98 to 1.00	206,000	205,703
BPCE SA
11/1/16 to 2/2/17	1.00 to 1.01	203,000	202,619
Commonwealth Bank of Australia
2/8/17	0.97 (b)	75,000	75,000
Credit Agricole CIB
12/1/16	0.98	58,000	57,953
Credit Suisse AG
12/1/16	0.97 (b)	20,000	20,000
Rabobank Nederland New York Branch
3/6/17	0.96	61,000	60,797
Toyota Motor Credit Corp.
11/9/16	0.88 (b)	57,000	57,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $894,927)			894,927

Asset Backed Commercial Paper - 9.8%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

11/14/16	1.00	75,000	74,973
11/9/16	1.00	59,000	58,987
12/12/16	1.00	59,000	58,933
12/6/16	1.00	57,000	56,945
2/1/17	1.10	30,000	29,916
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/13/17	1.05	31,000	30,934
12/12/16	1.00	58,000	57,934
12/14/16	1.00	58,600	58,530
12/19/16	1.03	20,000	19,973
12/20/16	1.03	27,000	26,962
12/20/16	1.03	13,000	12,982
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

11/23/16	0.98	63,000	62,962
11/7/16	0.94	60,000	59,991
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $610,022)			610,022

Non-Financial Company Commercial Paper - 0.4%
Florida Power & Light Co.
11/2/16
(Cost $27,000)	0.54	27,000	27,000

U.S. Treasury Debt - 3.5%
U.S. Treasury Obligations - 3.5%
U.S. Treasury Notes
10/31/17 to 4/30/18
(Cost $220,995)	0.51 to 0.61 (b)	221,000	220,995

Other Instrument - 1.7%
Master Notes - 1.7%
Toyota Motor Credit Corp.
11/7/16
(Cost $108,000)	0.81 (b)	108,000	108,000

Variable Rate Demand Note - 7.7%
Delaware - 2.7%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
11/7/16	0.85 (b)	168,900	168,900
Florida - 0.6%
Florida Timber Fin. III LLC Taxable 11/7/16, LOC Wells Fargo Bank NA, VRDN
11/7/16	0.85 (b)	40,000	40,000
Georgia - 0.5%
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.64% 11/7/16, LOC Barclays Bank PLC, VRDN
11/7/16	0.64 (b)	18,600	18,600
Monroe County Dev. Auth. Poll. Cont. Rev. Series 2010 A, 0.62% 11/7/16, LOC Bank of Montreal Chicago, VRDN
11/7/16	0.62 (b)	11,845	11,845
			30,445
Illinois - 1.7%
Illinois Fin. Auth. Rev. Series 2009 A, 0.64% 11/7/16, LOC BMO Harris Bank NA, VRDN
11/7/16	0.64 (b)	10,815	10,815
Illinois Gen. Oblig. Series 2003 B2, 0.61% 11/7/16, LOC PNC Bank NA, VRDN
11/7/16	0.61 (b)	50,330	50,330
Illinois Gen. Oblig. Series 2003 B4, 0.67% 11/7/16, LOC State Street Bank & Trust Co., Boston, VRDN
11/7/16	0.67 (b)	23,000	23,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A1, 0.63% 11/7/16, LOC Citibank NA, VRDN
11/7/16	0.63 (b)	19,500	19,500
			103,645
New York - 1.5%
New York City Gen. Oblig. Series 2017 A, 0.54% 11/7/16 (Liquidity Facility Citibank NA), VRDN
11/7/16	0.54 (b)	23,700	23,700
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000 C, 0.63% 11/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN
11/7/16	0.63 (b)	25,400	25,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B4, 0.62% 11/7/16 (Liquidity Facility Royal Bank of Canada), VRDN
11/7/16	0.62 (b)	12,645	12,645
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB4, 0.61% 11/7/16 (Liquidity Facility Royal Bank of Canada), VRDN
11/7/16	0.61 (b)	9,800	9,800
New York City Transitional Fin. Auth. Rev. Series 1999 A2, 0.65% 11/7/16 (Liquidity Facility JPMorgan Chase Bank), VRDN
11/7/16	0.65 (b)	20,500	20,500
			92,045
Texas - 0.4%
Texas Gen. Oblig. Series 2015 B, 0.64% 11/7/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN
11/7/16	0.64 (b)	25,730	25,730
Wyoming - 0.3%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.69% 11/7/16, LOC Bank of Nova Scotia, VRDN
11/7/16	0.69 (b)	17,460	17,460
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $478,225)			478,225

Tender Option Bond - 0.2%
California - 0.2%
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series Floaters 16 XG0022, 0.67% 11/7/16 (Liquidity Facility Citibank NA)
11/7/16
(Cost $10,125)	0.67 (b)(c)	10,125	10,125

Interfund Loans - 0.1%
With:
Fidelity Value Strategies Fund, at 0.59% due 11/1/2016(d)
(Cost $6,230)		6,230	6,230

U.S. Government Agency Repurchase Agreement - 0.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.33% dated 10/31/16 due 11/1/16 (Collateralized by U.S. Government Obligations) #
(Cost $819)	$819	$819

Other Repurchase Agreement - 22.0%
Other Repurchase Agreement - 22.0%
With:
Citigroup Global Markets, Inc. at:
0.61%, dated 10/31/16 due 11/1/16 (Collateralized by Equity Securities valued at $9,720,172)	9,000	9,000
0.75%, dated:
10/25/16 due 11/1/16 (Collateralized by Corporate Obligations valued at $23,763,466, 14.83%, 4/01/35)	22,003	22,000
10/27/16 due 11/3/16 (Collateralized by Corporate Obligations valued at $24,842,588, 0.95% - 14.83%, 4/01/35 - 8/25/37)	23,003	23,000
1.7%, dated 8/11/16 due 11/16/16 (Collateralized by Corporate Obligations valued at $5,420,911, 1.31% - 1.41%, 3/10/47 - 12/26/50)	5,023	5,000
Credit Suisse Securities (U.S.A.) LLC at 0.66%, dated 10/25/16 due 11/1/16 (Collateralized by Mortgage Loan Obligations valued at $54,057,856, 0.72% - 6.00%, 4/26/37 - 12/25/65)	47,006	47,000
Deutsche Bank Securities, Inc. at 0.7%, dated 10/31/16 due 11/1/16 (Collateralized by Municipal Bond Obligations valued at $130,202,532, 0.00% - 5.00%, 6/15/39 - 7/01/44)	124,002	124,000
HSBC Securities, Inc. at 0.61%, dated 10/31/16 due 11/1/16 (Collateralized by Corporate Obligations valued at $48,300,258, 3.00% - 4.25%, 10/29/21 - 9/15/56)	46,001	46,000
ING Financial Markets LLC at:
0.59%, dated 10/31/16 due 11/1/16 (Collateralized by Corporate Obligations valued at $58,803,814, 1.50% - 5.65%, 2/23/18 - 7/15/46)	56,001	56,000
0.61%, dated 10/31/16 due 11/1/16 (Collateralized by Equity Securities valued at $30,240,536)	28,000	28,000
0.69%, dated 10/31/16 due 11/1/16 (Collateralized by Corporate Obligations valued at $20,523,026, 4.63% - 8.00%, 4/30/20 - 3/01/33)	19,000	19,000
J.P. Morgan Securities, LLC at:
0.53%, dated 10/31/16 due 11/1/16 (Collateralized by Commercial Paper valued at $67,980,012, 12/07/16 - 3/01/17)	66,001	66,000
0.61%, dated 10/31/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $129,781,784, 0.64% - 4.50%, 7/15/37 - 8/16/55)	126,015	126,000
0.78%, dated 10/20/16 due 11/7/16 (Collateralized by Corporate Obligations valued at $65,234,340, 0.00% - 4.50%, 11/01/18 - 1/15/22)	60,042	60,000
1.38%, dated 5/18/16 due 11/14/16 (Collateralized by Mortgage Loan Obligations valued at $34,773,294, 5.28%, 2/05/30) (b)(e)	32,222	32,000
Merrill Lynch, Pierce, Fenner & Smith at 1.8%, dated 10/31/16 due 1/31/17 (Collateralized by Equity Securities valued at $118,805,942)	110,506	110,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.72%, dated:
10/17/16 due 11/1/16 (Collateralized by Corporate Obligations valued at $15,123,578, 1.50% - 5.88%, 3/15/19 - 10/01/44)	14,004	14,000
10/25/16 due 11/7/16 (Collateralized by Corporate Obligations valued at $19,377,740, 0.25% - 8.25%, 3/15/18 - 5/15/37)	18,005	18,000
10/26/16 due 11/7/16 (Collateralized by Corporate Obligations valued at $11,871,032, 0.25% - 8.00%, 4/01/18 - 9/01/26)	11,003	11,000
Mizuho Securities U.S.A., Inc. at:
0.59%, dated 10/31/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $40,800,709, 2.13%, 5/15/25)	40,001	40,000
0.7%, dated:
10/18/16 due 11/1/16 (Collateralized by Equity Securities valued at $29,167,948)	27,007	27,000
10/19/16 due 11/2/16 (Collateralized by Equity Securities valued at $19,444,923)	18,005	18,000
10/20/16 due 11/3/16 (Collateralized by Equity Securities valued at $49,691,603)	46,013	46,000
10/21/16 due 11/4/16 (Collateralized by Equity Securities valued at $20,524,415)	19,005	19,000
10/26/16 due 11/7/16 (Collateralized by Equity Securities valued at $5,400,651)	5,001	5,000
0.85%, dated 10/20/16 due 11/3/16 (Collateralized by U.S. Treasury Obligations valued at $9,226,225, 2.13% - 2.75%, 1/31/21 - 8/15/42)	9,003	9,000
1.75%, dated 8/2/16 due 11/1/16 (Collateralized by Corporate Obligations valued at $32,869,930, 1.38% - 12.38%, 1/15/17 - 7/20/45)	31,137	31,000
1.84%, dated 8/31/16 due 12/29/16 (Collateralized by U.S. Government Obligations valued at $80,835,399, 0.00% - 3.50%, 11/09/16 - 5/20/45)	79,485	79,000
1.85%, dated:
10/11/16 due 1/9/17 (Collateralized by Corporate Obligations valued at $4,283,469, 3.80% - 6.50%, 7/15/21 - 3/15/25)	4,019	4,000
10/17/16 due 1/17/17 (Collateralized by Corporate Obligations valued at $14,875,876, 1.20% - 9.00%, 3/01/17 - 11/15/42)	14,066	14,000
10/31/16 due 1/30/17 (Collateralized by Corporate Obligations valued at $18,223,127, 2.15% - 9.98%, 3/01/17 - 6/05/2115)	17,079	17,000
RBC Capital Markets Co. at:
0.91%, dated 10/20/16 due 11/7/16 (Collateralized by U.S. Government Obligations valued at $22,666,874, 5.07% - 5.62%, 6/20/43 - 4/20/46)	22,050	22,000
0.99%, dated 9/26/16 due 11/7/16 (Collateralized by Municipal Bond Obligations valued at $32,721,793, 4.00% - 5.00%, 8/01/30 - 7/01/44)	31,075	31,000
1.02%, dated 10/19/16 due 11/7/16 (Collateralized by Municipal Bond Obligations valued at $6,510,944, 5.00%, 12/01/32)	6,015	6,000
SG Americas Securities, LLC at 0.81%, dated:
10/25/16 due 11/1/16 (Collateralized by Corporate Obligations valued at $53,620,870, 5.75% - 12.00%, 6/01/20 - 10/01/44)	50,008	50,000
10/26/16 due 11/2/16 (Collateralized by Corporate Obligations valued at $54,545,334, 1.13% - 12.00%, 7/01/17 - 12/16/36)	51,008	51,000
Wells Fargo Securities, LLC at:
0.66%, dated:
10/25/16 due 11/1/16 (Collateralized by Equity Securities valued at $20,522,649)	19,002	19,000
10/28/16 due 11/4/16 (Collateralized by Corporate Obligations valued at $58,805,099, 0.01% - 8.00%, 12/13/16 - 5/15/77)	56,007	56,000
10/31/16 due 11/1/16 (Collateralized by Corporate Obligations valued at $2,160,041, 1.25%, 9/15/22)	2,000	2,000
1.65%, dated 8/8/16 due 11/4/16 (Collateralized by Equity Securities valued at $10,842,205)	10,040	10,000
TOTAL OTHER REPURCHASE AGGREEMENT
(Cost $1,372,000)		1,372,000
TOTAL INVESTMENT PORTFOLIO - 100.7%
(Cost $6,278,753)		6,278,753
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(46,451)
NET ASSETS - 100%		$6,232,302

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Loan is with an affiliated fund.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$819,000 due 11/01/16 at 0.33%
BNP Paribas, S.A.	$72
BNY Mellon Capital Markets LLC	10
Bank of America NA	106
Credit Agricole CIB New York Branch	82
Credit Suisse Securities (USA) LLC	54
J.P. Morgan Securities, Inc.	83
Merrill Lynch, Pierce, Fenner & Smith, Inc.	17
Mizuho Securities USA, Inc.	47
Royal Bank of Canada	21
Societe Generale	7
Wells Fargo Bank, NA	24
Wells Fargo Securities LLC	296
$819

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		October 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,372,819) — See accompanying schedule: Unaffiliated issuers (cost $6,272,523)	$6,272,523
Other affiliated issuers (cost $6,230)	6,230
Total Investments (cost $6,278,753)		$6,278,753
Cash		324
Receivable for fund shares sold		23,523
Interest receivable		4,494
Prepaid expenses		14
Receivable from investment adviser for expense reductions		218
Other receivables		131
Total assets		6,307,457
Liabilities
Payable for investments purchased	$60,797
Payable for fund shares redeemed	12,027
Distributions payable	222
Accrued management fee	1,279
Other affiliated payables	656
Other payables and accrued expenses	174
Total liabilities		75,155
Net Assets		$6,232,302
Net Assets consist of:
Paid in capital		$6,232,240
Distributions in excess of net investment income		(57)
Accumulated undistributed net realized gain (loss) on investments		119
Net Assets		$6,232,302
Fidelity Money Market Fund:
Net Asset Value, offering price and redemption price per share ($1,782,741 ÷ 1,781,936 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($4,449,561 ÷ 4,447,654 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2016 (Unaudited)
Investment Income
Interest (including $33 from affiliated interfund lending)		$23,178
Expenses
Management fee	$7,290
Transfer agent fees	3,447
Accounting fees and expenses	247
Custodian fees and expenses	35
Independent trustees' fees and expenses	13
Registration fees	113
Audit	28
Legal	9
Miscellaneous	11
Total expenses before reductions	11,193
Expense reductions	(1,263)	9,930
Net investment income (loss)		13,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108
Total net realized gain (loss)		108
Net increase in net assets resulting from operations		$13,356

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2016 (Unaudited)	Year ended April 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,248	$6,704
Net realized gain (loss)	108	49
Net increase in net assets resulting from operations	13,356	6,753
Distributions to shareholders from net investment income	(13,253)	(6,698)
Share transactions - net increase (decrease)	399,731	3,516,013
Total increase (decrease) in net assets	399,834	3,516,068
Net Assets
Beginning of period	5,832,468	2,316,400
End of period	$6,232,302	$5,832,468
Other Information
Distributions in excess of net investment income end of period	$(57)	$(52)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Money Market Fund

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Total distributions	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.19%	.09%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.42%E	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%E	.36%	.26%	.25%	.36%	.37%
Expenses net of all reductions	.42%E	.36%	.26%	.25%	.36%	.37%
Net investment income (loss)	.37%E	.15%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,783	$2,126	$2,316	$2,601	$2,896	$3,388

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Money Market Fund Premium Class

	Six months ended (Unaudited) October 31,	Years ended April 30,
	2016	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.002	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.002	.002	–B
Distributions from net investment income	(.002)	(.002)	–B
Total distributions	(.002)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.25%	.15%	-%
Ratios to Average Net AssetsE
Expenses before reductions	.36%F	.37%	.37%F
Expenses net of fee waivers, if any	.30%F	.30%	.28%F
Expenses net of all reductions	.30%F	.30%	.28%F
Net investment income (loss)	.49%F	.20%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$4,450	$3,706	$1

 A For the period April 6, 2015 (commencement of sale of shares) to April 30, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$6,278,753

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Money Market Fund	$1,455.16
Premium Class	1,992.10
	$ 3,447

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$11,421.59%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

The investment adviser contractually agreed to reimburse Premium class to the extent annual operating expenses exceeded .30% of average net assets. This reimbursement will remain in place through June 30, 2019. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $1,263.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2016	Year ended April 30, 2016
From net investment income
Fidelity Money Market Fund	$3,393	$1,910
Premium Class	9,860	4,788
Total	$13,253	$6,698

6. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended October 31, 2016	Year ended April 30, 2016
Fidelity Money Market Fund
Shares sold	520,208	1,109,851
Reinvestment of distributions	3,202	1,817
Shares redeemed	(866,845)	(1,300,907)
Net increase (decrease)	(343,435)	(189,239)
Premium Class
Shares sold	2,295,953	1,304,960
Issued in exchange for the shares of Fidelity Money Market Portfolio	–	3,404,574
Reinvestment of distributions	9,060	4,503
Shares redeemed	(1,561,847)	(1,010,320)
Net increase (decrease)	743,166	3,703,717

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Prior Fiscal Year Merger Information.

On November 6, 2015, the Fund acquired all of the assets and assumed all of the liabilities of Money Market Portfolio pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of Premium Class of the Fund for shares then outstanding of Money Market Portfolio at a net asset value of $1.00 on the acquisition date. The reorganization provides shareholders of Money Market Portfolio access to a larger portfolio with a similar investment objective. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Money Market Portfolio's net assets of $3,406,108, including securities of $3,406,017 were combined with the Fund's net assets of $2,279,520 for total net assets after the acquisition of $5,685,628.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2016, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net Investment income (loss)	$7,111
Total net realized gain (loss)	97
Total change in net unrealized appreciation (depreciation)	–
Net increase (decrease) in net assets resulting from operations	$7,208

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since November 6, 2015.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2016 to October 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Expenses Paid During Period-B May 1, 2016 to October 31, 2016
Fidelity Money Market Fund	.42%
Actual		$1,000.00	$1,001.90	$2.12
Hypothetical-C		$1,000.00	$1,023.09	$2.14
Premium Class	.30%
Actual		$1,000.00	$1,002.50	$1.51
Hypothetical-C		$1,000.00	$1,023.69	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2015) that lowered the fund's management fee rate from 0.42% to 0.25% and changed the fee structure from an all-inclusive fee to a fee that covers only management expenses. The Board considered that the chart reflects the fund's lower management fee rate and new fee structure for 2014 and 2015, as if the new contract were in effect for the entire year. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for periods prior to 2015, the fund is compared on the basis of a hypothetical "net management fee." For periods prior to 2014, the hypothetical "net management fee" is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. For 2014, the hypothetical "net management fee" is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees) paid by FMR under the contractual expense cap arrangements discussed below.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of the fund ranked above the competitive median for 2015. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily due to differences in transfer agent fees. The Board considered that the total expense ratio for the retail class for 2014 and 2015 reflects the new contractual arrangements, as if the contractual arrangements were in effect for the entire year. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield. The total expense ratio of each class of the fund ranked above the median for 2015, as the retail class's total expense ratio did for 2014, 2013, and 2012, because the advisers of many competitor funds waived fees or reimbursed expenses to a greater extent than Fidelity in order to maintain a minimum yield, which caused the expense medians of such competitor funds to be lower than they would otherwise be. Excluding fee waivers, each class of the fund ranked below the median.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.42%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Premium Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.30% through June 30, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although all classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SPM-SANN-1216
1.538241.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hereford Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 23, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 23, 2016